Derivative Instruments and Hedging Activities - Effect of Gain on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gain (loss) on cross currency swaps	$ 9,381	$ (19,232)	$ 53,273	$ (47,561)
Foreign Exchange and Other Derivative Financial Instruments | Cross currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(36,768)	(42,987)	(39,504)	(49,501)
Unrealized gain	37,367	54,488	39,272	66,978
Total realized and unrealized gain (loss) on cross currency swaps	$ 599	$ 11,501	$ (232)	$ 17,477